Investments in Equity Investees - Capital Commitments (Details) - Capital commitments $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 5,039
SHPL
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 1,168